Investments - Mortgages by Standing (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	$ 11,549	$ 11,482
Restructured	0	0
In the Process of Foreclosure	15	6
In Good Standing
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	11,471	11,270
Greater than 90 Days Delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	63	206
Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	10,241	10,543
Restructured	0	0
In the Process of Foreclosure	0	0
Commercial mortgage loans | In Good Standing
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	10,241	10,543
Commercial mortgage loans | Greater than 90 Days Delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	0	0
Commercial mortgage loans | Apartment
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	3,558	3,755
Restructured	0	0
In the Process of Foreclosure	0	0
Commercial mortgage loans | Apartment | In Good Standing
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	3,558	3,755
Commercial mortgage loans | Apartment | Greater than 90 Days Delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	0	0
Commercial mortgage loans | Hotel
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	1,015	1,054
Restructured	0	0
In the Process of Foreclosure	0	0
Commercial mortgage loans | Hotel | In Good Standing
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	1,015	1,054
Commercial mortgage loans | Hotel | Greater than 90 Days Delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	0	0
Commercial mortgage loans | Office
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	1,795	1,889
Restructured	0	0
In the Process of Foreclosure	0	0
Commercial mortgage loans | Office | In Good Standing
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	1,795	1,889
Commercial mortgage loans | Office | Greater than 90 Days Delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	0	0
Commercial mortgage loans | Retail
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	2,085	2,104
Restructured	0	0
In the Process of Foreclosure	0	0
Commercial mortgage loans | Retail | In Good Standing
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	2,085	2,104
Commercial mortgage loans | Retail | Greater than 90 Days Delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	0	0
Commercial mortgage loans | Warehouse
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	1,788	1,741
Restructured	0	0
In the Process of Foreclosure	0	0
Commercial mortgage loans | Warehouse | In Good Standing
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	1,788	1,741
Commercial mortgage loans | Warehouse | Greater than 90 Days Delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	0	0
Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	1,308	939
Residential mortgage loans | Residential
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	1,308	939
Restructured	0	0
In the Process of Foreclosure	15	6
Residential mortgage loans | Residential | Financial Asset Acquired with Credit Deterioration
Financing Receivable, Credit Quality Indicator [Line Items]
In the Process of Foreclosure	12	5
Residential mortgage loans | Residential | In Good Standing
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	1,230	727
Residential mortgage loans | Residential | Greater than 90 Days Delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	63	206
Residential mortgage loans | Residential | Greater than 90 Days Delinquent | Financial Asset Acquired with Credit Deterioration
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	41	202
Mezzanine loans | Apartment | In Good Standing
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	410	278
Mezzanine loans | Hotel | In Good Standing
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	41	75
Mezzanine loans | Office | In Good Standing
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	236	252
Mezzanine loans | Retail | In Good Standing
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	43	27
Mezzanine loans | Warehouse | In Good Standing
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	$ 140	$ 26